Long-Term Debt (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total	$ 17,017,275	$ 146,551,435
Less: related deferred financing costs	442,314	1,877,534
Total debt, net of deferred financing costs	16,574,961	144,673,901
Convertible Note (issued in November 2016) [Member]
Debt Instrument [Line Items]
Total	500,000
Commerzbank AG (August 12, 2011) [Member]
Debt Instrument [Line Items]
Total		25,912,500
Unicredit Bank AG (November 19, 2007) [Member]
Debt Instrument [Line Items]
Total		13,885,750
Bank of Ireland (March 30, 2009) [Member]
Debt Instrument [Line Items]
Total		7,825,000
Nordea Bank Finland Plc (May 6, 2014) [Member]
Debt Instrument [Line Items]
Total		73,928,185
Senior unsecured notes due 2021 [Member]
Debt Instrument [Line Items]
Total	$ 16,517,275	$ 25,000,000